Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Financial obligations	S/ 1,509,290	S/ 1,435,254
Interest	414,132	387,505
Derivative financial instruments	7,473	23,463
Trade and other payables	273,208	218,916
Lease liabilities	4,355	5,829
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Financial obligations	414,290	159,000
Interest	36,222	31,255
Derivative financial instruments	7,473	7,821
Trade and other payables	231,698	175,975
Lease liabilities	502	465
3 to 12 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Financial obligations	116,818	291,964
Interest	45,282	35,147
Derivative financial instruments		7,821
Trade and other payables	41,510	42,941
Lease liabilities	1,503	1,391
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Financial obligations	326,544	414,290
Interest	213,427	166,252
Derivative financial instruments		7,821
Trade and other payables
Lease liabilities	2,350	3,973
More than 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Financial obligations	651,638	570,000
Interest	119,201	154,851
Derivative financial instruments
Trade and other payables
Lease liabilities